Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital stock [member]	Share premium [member]	Reserve for repurchase of shares [member]	Retained earnings [member]	hedge result	Foreign currency translation reserve [member]	Actuarial remeasurements net [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance at Dec. 31, 2015	$ 27,779,378	$ 1,174,432	$ 414,017	$ 777,622	$ 24,749,616	$ 0	$ 710,439	$ (97,196)	$ 27,728,930	$ 50,448
Dividends paid	(779,960)	0	0	0	(779,960)	0	0	0	(779,960)	0
Dividends paid to non-controlling interest	(1,114)	0	0	0	0	0	0	0	0	(1,114)
Reserve for repurchase of shares	0	0	0	(328,680)	328,680	0	0	0	0	0
Repurchase and sale of shares	1,067	0	368	699	0	0	0	0	1,067	0
Comprehensive income for the year:
Profit for the year	3,951,163	0	0	0	3,946,634	0	0	0	3,946,634	4,529
Other comprehensive income	765,640	0	0	0	0	0	755,218	10,422	765,640	0
Total comprehensive income for the year	4,716,803	0	0	0	3,946,634	0	755,218	10,422	4,712,274	4,529
Balance at Dec. 31, 2016	31,716,174	1,174,432	414,385	449,641	28,244,970	0	1,465,657	(86,774)	31,662,311	53,863
Dividends paid	(780,000)	0	0	0	(780,000)	0	0	0	(780,000)	0
Dividends paid to non-controlling interest	(1,081)	0	0	0	0	0	0	0	0	(1,081)
Reserve for repurchase of shares	0	0	0	45,300	(45,300)	0	0	0	0	0
Repurchase and sale of shares	(1,800)	0	0	(1,800)	0	0	0	0	(1,800)	0
Comprehensive income for the year:
Profit for the year	4,954,435	0	0	0	4,948,242	0	0	0	4,948,242	6,193
Other comprehensive income	(209,800)	0	0	0	0	0	(197,636)	(12,164)	(209,800)	0
Total comprehensive income for the year	4,744,635	0	0	0	4,948,242	0	(197,636)	(12,164)	4,738,442	6,193
Balance at Dec. 31, 2017	35,677,928	1,174,432	414,385	493,141	32,367,912	0	1,268,021	(98,938)	35,618,953	58,975
Dividends paid	(852,000)	0	0	0	(852,000)	0	0	0	(852,000)	0
Dividends paid to non-controlling interest	(1,131)	0	0	0	0	0	0	0	0	(1,131)
Reserve for repurchase of shares	0	0	0	73,559	(73,559)	0	0	0	0	0
Repurchase and sale of shares	(4,568)	0	85	(4,653)	0	0	0	0	(4,568)	0
Comprehensive income for the year:
Profit for the year	3,361,573	0	0	0	3,349,967	0	0	0	3,349,967	11,606
Other comprehensive income	(16,097)	0	0	0	0	(307)	5,650	(21,440)	(16,097)	0
Total comprehensive income for the year	3,345,476	0	0	0	3,349,967	(307)	5,650	(21,440)	3,333,870	11,606
Balance at Dec. 31, 2018	$ 38,165,705	$ 1,174,432	$ 414,470	$ 562,047	$ 34,792,320	$ (307)	$ 1,273,671	$ (120,378)	$ 38,096,255	$ 69,450